Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Other intangible assets

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245
Additions	7,658	-	-	-	-	7,658

Balance, December 31, 2012	54,908	25,883	8,733	23,148	2,231	114,903

Accumulated amortization
Balance, January 1, 2011	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879
Amortization	800	4,080	1,092	-	109	6,081

Balance, December 31, 2012	48,028	25,203	6,369	23,148	2,212	104,960

Carrying amount
December 31, 2011	22	4,760	3,456	-	128	8,366
December 31, 2012	6,880	680	2,364	-	19	9,943

Future amortization expenses

(in thousands)	EUR
2013	3,322
2014	2,624
2015	1,714
2016	1,533
2017	750
Thereafter	-

Amortization expenses	9,943